Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. For certain of our financial instruments including amounts receivable and accounts payable the carrying values approximate fair value due to their short-term nature.

ASC 820 “Fair Value Measurements and Disclosures,” specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820, these inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.

•	Level 2—Other significant inputs that are observable through corroboration with market data (including quoted prices in active markets for similar securities).

•	Level 3—Significant unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability.

As quoted prices in active markets are not readily available for certain financial instruments, we obtain estimates for the fair value of financial instruments through third-party pricing service providers.

In determining the appropriate levels, we performed a detailed analysis of the assets and liabilities that are subject to ASC 820.

We invest our excess cash in accordance with investment guidelines that limit the credit exposure to any one financial institution other than securities issued by the U.S. Government. These securities are not collateralized and mature within one year.

A description of the valuation techniques applied to our financial instruments measured at fair value on a recurring basis follows.

Financial Instruments

Cash

Significant amounts of cash are held on deposit with large well-established U.S. and Canadian financial institutions.

Money Market Securities

Money market securities are classified within Level I of the fair value hierarchy and are valued based on quoted prices in active markets for identical securities.

U.S. Government and Agency Securities

U.S. Government Securities U.S. government securities are valued using quoted market prices. Valuation adjustments are not applied. Accordingly, U.S. government securities are categorized in Level 1 of the fair value hierarchy.

U.S. Agency Securities U.S. agency securities are comprised of two main categories consisting of callable and non-callable agency issued debt securities. Non-callable agency issued debt securities are generally valued using quoted market prices. Callable agency issued debt securities are valued by benchmarking model-derived prices to quoted market prices and trade data for identical or comparable securities. Actively traded non-callable agency issued debt securities are categorized in Level 1 of the fair value hierarchy. Callable agency issued debt securities are categorized in Level 2 of the fair value hierarchy.

Corporate and Other Debt

Corporate Bonds and Commercial Paper The fair value of corporate bonds and commercial paper is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. The spread data used are for the same maturity as the bond. If the spread data does not reference the issuer, then data that reference a comparable issuer are used. When observable price quotations are not available, fair value is determined based on cash flow models with yield curves, bond or single name credit default swap spreads and recovery rates based on collateral values as significant inputs. Corporate bonds and commercial paper are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Warrants

As of March 31, 2017, we recorded a $0.2 million warrant liability. We reassess the fair value of the common stock warrants classified as liabilities at each reporting date utilizing a Black-Scholes pricing model. Inputs used in the pricing model include estimates of stock price volatility, expected warrant life and risk-free interest rate. The computation of expected volatility was based on the historical volatility of shares of our common stock for a period that coincides with the expected life of the warrants that are classified as liabilities. Warrants that are classified as liabilities are categorized in Level 3 of the fair value hierarchy. A small change in the estimates used may have a relatively large change in the estimated valuation. Warrants that are classified as equity are not considered liabilities and therefore are not reassessed for their fair values at each reporting date.

The following table presents information about our assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value (in thousands):

March 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Cash	$2,728	$—	$—	$2,728
Money market securities (cash equivalents)	12,962	—	—	12,962
Restricted cash (Note 7)	272	—	—	272
Corporate bonds and commercial paper (short term investments)	—	760	—	760

Total assets	$15,962	$760	$—	$16,722
Liabilities
Warrants	$—	$—	$180	$180

The following table presents the changes in fair value of our total Level 3 financial liabilities for the three months ended March 31, 2017. During the three months ended March 31, 2017, we did not issue any common stock warrants that were classified as liabilities (in thousands):

	Liability at December 31, 2016	Issuance of Warrants	Unrealized Gain on warrants	Liability at March 31, 2017
Warrant liability	$232	$—	$(52)	$180

Cash, cash equivalents and short-term investments consist of the following (in thousands):

March 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash	$2,728	$—	$—	$2,728
Money market securities	12,962	—	—	12,962

Total cash and cash equivalents	$15,690	$—	$—	$15,690
Money market securities (restricted cash)	272	—	—	272

Total restricted cash	$272	$—	$—	$272
Corporate bonds and commercial paper	$760	—	—	$760

Total short-term investments	$760	$—	$—	$760

Our gross realized gains and losses on sales of available-for-sale securities were not material for the three months ended March 31, 2017 and 2016.

All securities included in cash and cash equivalents had maturities of 90 days or less at the time of purchase. All securities included in short-term investments have maturities of within one year of the balance sheet date. The cost of securities sold is based on the specific identification method.

We only invest in A (or equivalent) rated securities. We do not believe that there are any other than temporary impairments related to our investment in short-term investments at March 31, 2017, given the quality of the investment portfolio and subsequent proceeds collected on sale of securities that reached maturity.

5. FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. For certain of our financial instruments including amounts receivable and accounts payable the carrying values approximate fair value due to their short-term nature.

ASC 820 “Fair Value Measurements and Disclosures,” specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820, these inputs are summarized in the three broad level listed below:

•	Level 1—Quoted prices in active markets for identical securities.

•	Level 2—Other significant inputs that are observable through corroboration with market data (including quoted prices in active markets for similar securities).

•	Level 3—Significant unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability.

As quoted prices in active markets are not readily available for certain financial instruments, we obtain estimates for the fair value of financial instruments through third-party pricing service providers.

In determining the appropriate levels, we performed a detailed analysis of the assets and liabilities that are subject to ASC 820.

We invest our excess cash in accordance with investment guidelines that limit the credit exposure to any one financial institution other than securities issued by the U.S. Government. These securities are not collateralized and mature within one year.

A description of the valuation techniques applied to our financial instruments measured at fair value on a recurring basis follows.

Financial Instruments

Cash

Significant amounts of cash are held on deposit with large well established U.S. and Canadian financial institutions.

U.S. Government and Agency Securities

U.S. Government Securities. U.S. government securities are valued using quoted market prices. Valuation adjustments are not applied. Accordingly, U.S. government securities are categorized in Level 1 of the fair value hierarchy.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of callable and non-callable agency issued debt securities. Non-callable agency issued debt securities are generally valued using quoted market prices. Callable agency issued debt securities are valued by benchmarking model-derived prices to quoted market prices and trade data for identical or comparable securities. Actively traded non-callable agency issued debt securities are categorized in Level 1 of the fair value hierarchy. Callable agency issued debt securities are categorized in Level 2 of the fair value hierarchy.

Corporate and Other Debt

Corporate Bonds and Commercial Paper. The fair value of corporate bonds and commercial paper is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. The spread data used are for the same maturity as the bond. If the spread data does not reference the issuer, then data that reference a comparable issuer are used. When observable price quotations are not available, fair value is determined based on cash flow models with yield curves, bond or single name credit default swap spreads and recovery rates based on collateral values as significant inputs. Corporate bonds and commercial paper are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Warrants

As of December 31, 2016, we recorded a $0.2 million warrant liability. We reassess the fair value of the common stock warrants classified as liabilities at each reporting date utilizing a Black-Scholes pricing model. Inputs used in the pricing model include estimates of stock price volatility, expected warrant life and risk-free interest rate. The computation of expected volatility is based on the historical volatility of shares of our common stock for a period that coincides with the expected life of the warrants that are classified as liabilities. Warrants that are classified as liabilities are categorized in Level 3 of the fair value hierarchy. A small change in the estimates used may have a relatively large change in the estimated valuation. Warrants that are classified as equity are not considered liabilities and therefore are not reassessed for their fair values at each reporting date.

The following table presents the changes in fair value of our total Level 3 financial liabilities for the year ended December 31, 2016. During the twelve months ended December 31, 2016, no common stock warrants were issued that were classified as liabilities (in thousands):

	Liability at December 31, 2015	Issuance of Warrants	Unrealized Gain on warrants	Liability at December 31, 2016
Warrant liability	$1,105	$—	$(873)	$232

The following table presents information about our assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value (in thousands):

December 31, 2016	Level 1	Level 2	Level 3	Total
Assets
Cash	$1,800	$—	$—	$1,800
Money market securities (cash equivalents)	11,931	—	—	11,931
Corporate bonds and commercial paper (cash equivalents)	1,502	—	—	1,502
Government securities	2,000	—	—	2,000
Restricted cash (Note 12)	272	—	—	272
Corporate bonds and commercial paper (short term investments)	—	8,230	—	8,230

Total assets	$17,505	$8,230	$—	$25,735
Liabilities
Warrants	$—	$—	$232	$232

December 31, 2015	Level 1	Level 2	Level 3	Total
Assets
Cash	$14,034	$—	$—	$14,034
Money market securities (cash equivalents)	20,276	—	—	20,276
Restricted cash (Note 12)	272	—	—	272
Corporate bonds and commercial paper	—	20,876	—	20,876

Total assets	$34,582	$20,876	$—	$55,458
Liabilities
Warrants	$—	$—	$1,105	$1,105

Cash and cash equivalents and short term investments (in thousands):

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash	$1,800	$—	$—	$1,800
Money market securities	11,931	—	—	11,931
Corporate bonds and commercial paper	1,502	—	—	1,502

Total cash and cash equivalents	$15,233	$—	$—	$15,233
Money market securities (restricted cash)	272	—	—	272

Total restricted cash	$272	$—	$—	$272
Corporate bonds and commercial paper	8,231	—	(1)	8,230
Government securities	2,000	—	—	2,000

Total short-term investments	$10,231	$—	$(1)	$10,230

December 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash	$14,034	$—	$—	$14,034
Money market securities	20,276	—	—	20,276

Total cash and cash equivalents	$34,310	$—	$—	$34,310
Money market securities (restricted cash)	272	—	—	272

Total restricted cash	$272	$—	$—	$272
Corporate bonds and commercial paper	20,885	—	(9)	20,876

Total short-term investments	$20,885	$—	$(9)	$20,876

Our gross realized gains and losses on sales of available-for-sale securities were not material for the years ended December 31, 2016 and 2015.

All securities included in cash and cash equivalents have maturities of 90 days or less at the time of purchase. All securities included in short-term investments have maturities of within one year of the balance sheet date. The cost of securities sold is based on the specific identification method.

We only invest in A (or equivalent) rated securities with maturities of one year or less. We do not believe that there are any other than temporary impairments related to our investment in marketable securities at December 31, 2016, given the quality of the investment portfolio, its short-term nature, and subsequent proceeds collected on sale of securities that reached maturity.